BORROWING	12 Months Ended
Dec. 31, 2022
BORROWING.
BORROWING

NOTE 14 – BORROWING:

a.   Credit agreement with HCRM

On February 23, 2020 (“Closing Date”), RedHill Inc. entered into a credit agreement and certain security documents (the “Credit Agreement”) with HCRM.

Under the terms of the Credit Agreement, RedHill Inc. received on March 12, 2020, a $30 million term loan to support its commercial operations. On March 31, 2020, RedHill Inc. received an additional $50 million term loan to fund the acquisition of rights to Movantik® from AstraZeneca AB (“AstraZeneca”).

According to the Credit Agreement for each quarter for the period from January 1, 2021, to December 31, 2029, HCRM will receive royalties of 4% of the Company’s worldwide net revenues, subject to a $75 million cap per annum, as well as interest on the outstanding term loan to be computed as the 3-month LIBOR rate (“LIBOR”), subject to a 1.75% floor rate, plus 8.2% fixed rate, which was decreased to 6.7% starting April 1, 2021.

The weighted effective interest rate on the Closing Date was approximately 16.5%.

The term loans mature in six years with no principal payments required in the first three years. The term loans can be prepaid at RedHill Inc.’s discretion, subject to customary prepayment fees, which decrease over time. Upon the prepayment or repayment of all or any portion of the term loans, RedHill Inc. will pay HCRM 4% on the principal amount of the term loan being repaid or prepaid as an exit fee.

The borrowings under the Credit Agreement are secured by a first priority lien on substantially all of the current and future assets of RedHill Inc., all assets related in any material respect to Talicia®, and all of the equity interests in RedHill Inc. The Credit Agreement also restricts the ability of RedHill Inc. to make certain payments, including paying dividends to the Company prior to the full repayment of the term loan facility.

The Credit Agreement contains certain customary affirmative and negative covenants. Inter alia, The Credit Agreement contains a financial covenant requiring RedHill Inc. to maintain a minimum level of cash (the “Minimum Cash”), as well as a covenant requiring it to maintain minimum net sales for the trailing four fiscal quarter periods, beginning with the fiscal quarter ending June 30, 2022. The Minimum Cash is relative to the amount borrowed under the term loan facility.

The Credit Agreement contains defined events of default, in certain cases subject to a grace period, following which the lenders may declare any outstanding principal and unpaid interest immediately due and payable.

As described above, the Credit Agreement contains a financial covenant requiring the Company to maintain a level of cash liquidity, on any business day from the Closing Date to the maturity date, in accounts that are subject to HCRM’s control. Therefore, the amounts of minimum cash and cash equivalents are excluded from cash and cash equivalents in the Statements of Financial Position and the Statements of Cash Flows. Instead, these amounts are presented as restricted cash in the Statements of Financial Position and the movements in this restricted cash are presented as financing activities in the Statements of Cash Flows. As of December 31, 2021, the minimum cash amount is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period and therefore is presented as a non-current asset.

On June 17, 2022, RedHill Inc. signed an amendment to the Credit Agreement, which requires Redhill Inc. to maintain minimum net sales of $75 million for the trailing four fiscal quarters periods ending June 30, 2022, and September 30, 2022, and $90 million each fiscal quarter thereafter. Redhill Inc. shall also be required to maintain minimum net sales of $14 million for Movantik® each fiscal quarter starting the fiscal quarter ending June 30, 2022. The Amendment further sets an increase of 0.5% to the interest on the outstanding term loan for the quarters ending June 30, 2022, and September 30, 2022, at 3-month LIBOR rate (“LIBOR”), subject to a 1.75% floor rate, plus 7.2% fixed rate, which will be decreased to 6.7%.

On September 13, 2022, the Company and RedHill Inc. received a notice of events of default and reservation of rights letter (the “Notice”) from HCRM. The Notice asserts that certain events of default occurred as a result of alleged breaches by RedHill Inc. of its representations and warranties and financial covenants under the Credit Agreement. As a result of the alleged events of default, the Notice provides that the outstanding obligations under the Credit Agreement now bear interest at the default rate prescribed therein and that the lenders may accelerate the obligations under the Credit Agreement. While not asserted in the Notice, the Company acknowledges that it has not satisfied its obligation to deliver to HCRM its condensed consolidated interim financial statements as of June 30, 2022, within 60 days after the end of the Company’s fiscal quarter. The Company disagrees with the assertions made by HCRM as the basis for the Notice and, accordingly, the validity of the Notice. Moreover, the Company disputes the alleged events of default asserted by HCRM and, on September 15, 2022, the Company sent a response letter to HCRM to this effect. In addition, the Company did not maintain minimum net sales of $75 million for the trailing four fiscal quarters periods ending September 30, 2022. In addition, the Company did not maintain minimum net sales of $90 million for the trailing four fiscal quarters periods ending December 31, 2022. Additionally, the Company did not maintain minimum net sales of $14 million for Movantik® in the fourth fiscal quarter ending December 31, 2022.

As a result of the events of default described above and that as of December 31, 2022, the Company did not expect to obtain a waiver from HCRM, HCRM may proclaim acceleration of the Borrowing. Therefore, the Company classified the Borrowing as a current liability and adjusted its carrying amount to reflect all amounts owing or payable under the Credit Agreement as being immediately due. Accordingly, the Company recorded an adjustment of approximately $29.3 million in the carrying amount of the borrowing and a corresponding charge in the statements of comprehensive loss under financial expenses. As of December 31, 2022, the Company classified the minimum cash amount as a current asset, following the classification of the Borrowing as a current liability.

On September 29, 2022, HCRM exercised its rights under a Deposit Account Control Agreement to take control of RedHill Inc.’s account at PNC Bank, National Association (“PNC”).  HCRM then instructed PNC to wire $16 million (the “Funds”), which is equivalent to the minimum cash required under the Credit Agreement, from the PNC account to an account held by HCRM.  RedHill Inc.’s control over the PNC account has since been restored.  HCRM has acknowledged that, despite receipt of the Funds in an account held in HCRM’s name, the Funds remain the property of RedHill Inc. and are held merely as security for RedHill Inc.’s obligations under the Credit Agreement.

On November 14, 2022, RedHill Inc. reached a non-binding agreement in principle and on February 2, 2023, it reached a definitive agreement with HCRM resulting in the extinguishment of all of RedHill Inc. debt obligations (including all principal, interest, revenue interest, prepayment premiums and exit fees) under the Credit Agreement in exchange for the transfer of its rights in Movantik® to Movantik Acquisition Co., an affiliate of HCRM. See also note 27(a).

Further details of the Company’s exposure to risks arising from the Credit Agreement, as well as maturities and fair value information, are set out in note 4.

b. Reconciliation of liabilities arising from financing activities:

	U.S. dollars in thousands
				Non-cash changes
	January 1, 2022	Proceeds from borrowings	Principal and interest payments	Addition during the year	Interest expense	Foreign exchange movement	December 31, 2022
Borrowing	83,620		(7,507)		39,103		115,216
Payable in respect of intangible assets purchase	20,480		(11,123)		1,800		11,157
Lease liabilities	4,192		(2,010)	5,003	430	(140)	7,475

				Non-cash changes
	January 1, 2021	Proceeds from borrowings	Principal and interest payments	Addition during the year	Interest expense	Foreign exchange movement	December 31, 2021
Borrowing	81,386		(9,701)		11,935		83,620
Payable in respect of intangible assets purchase	24,746		(8,500)		4,234		20,480
Lease liabilities	5,517		(2,107)	385	355	42	4,192

				Non-cash changes
	January 1, 2020	Proceeds from borrowings	Principal and interest payments	Addition during the year	Interest expense	Foreign exchange movement	December 31, 2020
Borrowing	—	78,061	(6,246)		9,571		81,386
Payable in respect of intangible assets purchase	—			22,288	2,458		24,746
Lease liabilities	3,815		(1,802)	2,930	406	168	5,517